Related Party (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 26, 2023	Mar. 29, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party
Proceeds from related party towards future operating expenses						$ 127,710
Proceeds from related party towards operating expenses			$ 0		$ 192,184	18,612
Due to related party			$ 338,218		$ 338,506	$ 146,322
Due to related party, extensible enumeration			Related party		Related party	Related party
Loans received				$ 120,000	$ 190,000	$ 110,000
Related party promissory note net of unamortized debt discount			$ 220,000		220,000	407,131
Amortization of discount on note payable			7,000	25,386	93,733	15,934
CEO
Related Party
Loans received						110,000
CEO | Related party promissory note, one
Related Party
Original issue discount (in percent)		10.00%
Principal balance		$ 121,000
Annual fixed rate (in percent)		12.00%
Default interest rate (in percent)		26.00%
Related party promissory note net of unamortized debt discount			121,000		121,000
Amortization of discount on note payable			0	367	11,000
Accrued fixed interest recognized			0	121	17,930
Accrued default interest recognized					14,300
Total interest expense				488	28,930
Accrued interest included within accounts payable and accrued liabilities			17,930		17,930	$ 0
CEO | Related party promissory note, two
Related Party
Original issue discount (in percent)		10.00%
Principal balance		$ 132,000
Annual fixed rate (in percent)		12.00%
Default interest rate (in percent)		26.00%
Related party promissory note net of unamortized debt discount		$ 132,000			132,000
Amortization of discount on note payable			0	400	12,000
Accrued fixed interest recognized			0	132	21,120
Accrued default interest recognized					17,100
Total interest expense				$ 532	33,120
Accrued interest included within accounts payable and accrued liabilities			21,120		21,120
CEO | Related party promissory note, three
Related Party
Original issue discount (in percent)	10.00%
Principal balance	$ 77,000
Annual fixed rate (in percent)	12.00%
Default interest rate (in percent)	26.00%
Related party promissory note net of unamortized debt discount			77,000		70,000
Amortization of discount on note payable			7,000		0
Accrued fixed interest recognized			2,310
Total interest expense			9,310
Accrued interest included within accounts payable and accrued liabilities			$ 9,310		$ 0